INCOME TAXES (Summary of Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at the beginning of the year	¥ 26,507	¥ 20,115	¥ 14,362
Additions of valuation allowance	15,868	13,076	9,069
Reduction of valuation allowance	(5,429)	(6,684)	(3,316)
Balance at the end of the year	¥ 36,946	¥ 26,507	¥ 20,115